Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure of defined benefit plans [Line Items]
Expected future benefit payments	$ 6,354,804
Not later than one year [Member]
Disclosure of defined benefit plans [Line Items]
Expected future benefit payments	173,640
Later than one year and not later than two years [Member]
Disclosure of defined benefit plans [Line Items]
Expected future benefit payments	173,346
Later than two years and not later than three years [Member]
Disclosure of defined benefit plans [Line Items]
Expected future benefit payments	207,262
Later than three years and not later than four years [Member]
Disclosure of defined benefit plans [Line Items]
Expected future benefit payments	253,376
Later than four years and not later than five years [Member]
Disclosure of defined benefit plans [Line Items]
Expected future benefit payments	308,549
Later than five years [Member]
Disclosure of defined benefit plans [Line Items]
Expected future benefit payments	$ 5,238,631